Accounts receivables and contract assets	12 Months Ended
Dec. 31, 2024
Accounts receivables and contract assets
Accounts receivables and contract assets

6.    Accounts receivable and contract assets

Accounts receivable and contract assets are being presented as single line in the current year and prior year amounts have been reclassified for comparability. The balances of accounts receivable and contract assets are presented as follows:

	December 31, 2024	December 31, 2023
In US$ – from United States based customers
Accounts receivable	58,777	50,334
Contract assets	6,966	7,900
In R$ –from Brazil based customers
Accounts receivable	26,562	31,284
Contract assets	12,607	16,098
Other currencies - from other foreign based customers
Accounts receivable	11,122	16,220
Contract assets	2,819	6,740
(-) Expected credit losses	(2,880)	(600)
Accounts receivable and contract assets, net	115,973	127,976

The balance of accounts receivable by maturity date is as follows:

	December 31, 2024	December 31, 2023
Current	107,491	121,225
Overdue:
from 1 to 60 days	8,860	6,234
61 to 360 days	2,430	1,116
Over 360 days	72	1
(-) Expected credit losses	(2,880)	(600)
Total	115,973	127,976

By February 28, 2025, of the total overdue amount for up to 60 days, a payment of US$ 3,563 has already been received.

The rollforward of the allowance for credit expected losses is as follows:

	December 31, 2024	December 31, 2023
Balance at beginning of year	(600)	(254)
Provision	(8,792)	(1,785)
Reversal	6,182	1,476
Write-off	-	4
Translation to presentation currency	330	(41)
Balance at end of year	(2,880)	(600)

As of December 31, 2024, the average expected credit loss rate under the method applied by the Group was 0.02% (0.03% as of December 31, 2023), except for certain customers with impairment ranging from 80% and 100%, resulting in an expected credit loss amounting to US$ 2,609. As of December 31, 2023, the exception pertains to certain customers with impairment ranging from 10% to 100%, resulting in a total impairment amount of US$ 550.